15. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
SUBSEQUENT EVENTS

Management has evaluated events subsequent to December 31, 2014 through the date that the accompanying condensed consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Government Contracts

Subsequent to December 31, 2014, we billed $8,207 and we collected $12,290 under the Battelle Memorial Institute subcontract.

Debt Reduction

Subsequent to December 31, 2014, we paid off the remaining principal and interest balances on the two remaining 12% Notes with cash payments totaling $68,063 (see Note 5).

Note Conversions

Subsequent to December 31, 2014, we issued an aggregate of 98,688 shares of Common Stock to two accredited investors upon the conversion of an aggregate of $207,245 of unpaid principal and accrued interest due under convertible promissory notes previously issued to the investors. The conversion price per share was $2.10 (see Note 6).

Warrant Exercises

Subsequent to December 31, 2014, we issued 3,574 shares of common stock to an accredited investor upon the exercise of a previously issued warrant. The warrant was exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercise. The cashless exercise of the warrant resulted in the cancellation of the previously issued warrant to purchase an aggregate of 5,176 shares of common stock.

15. SUBSEQUENT EVENTS (UNAUDITED)

Management has evaluated events subsequent to March 31, 2014 through the date that the accompanying consolidated financial statements were filed with the Securities and Exchange Commission for transactions and other events which may require adjustment of and/or disclosure in such financial statements.

Government Contracts

Subsequent to March 31, 2014, we billed $197,362 under our DARPA contract and billed $62,696 under the Battelle subcontract and we collected $135,376 under both contracts.

Common Stock Issuances

Subsequent to March 31, 2014, we issued 4,383 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $8.73 per share in payment for internal controls, legal and scientific consulting services valued at $38,268 based on the value of the services provided.

Subsequent to March 31, 2014, we completed unit subscription agreements with seven accredited investors (the “Purchasers”) pursuant to which the Purchasers purchased an aggregate of $320,800 of restricted common stock at an average price of $7.32 per share. The common stock purchase price under the subscription agreement was determined to be 80% of the average closing price of our common stock for the five-day period immediately preceding the date of each subscription agreement, resulting in the issuance of 43,849 shares of common stock.

Each Purchaser also received one common stock purchase warrant for each two shares of common stock purchased under his subscription agreement. The warrant exercise price was calculated based upon 120% of the average of the closing prices of our common stock for the five-day period immediately preceding the parties entering into their subscription agreement.

Stock Option Grants

On June 6, 2014, our Board of Directors approved the following grants of options to certain officers and directors of the Company:

·	To Mr. James A. Joyce, an option to acquire an aggregate of 30,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The option vested as to 10,000 shares on the grant date and will vest as to an additional 10,000 shares on each of the first two anniversaries of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

·	To Mr. Rodney S. Kenley, an option to acquire an aggregate of 5,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The option vested as to 1,666 shares on the grant date and will vest as to an additional 1,666 shares on the first anniversary of the grant date and 81,667 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

·	To Mr. James B. Frakes, an option to acquire an aggregate of 5,000 shares of our common stock at an exercise price of $9.50 per share, the closing price of our common stock on the date of grant. The option vested as to 1,666 shares on the grant date and will vest as to an additional 1,666 shares on the first anniversary of the grant date and 1,667 shares on the second anniversary of the grant date. Unless earlier exercised or terminated, the option will expire June 6, 2024.

Changes to 2012 Board Compensation Program

In July 2012, the Board approved a Board Compensation Program (the “2012 Program”), which modified and superseded the 2005 Directors Compensation Program that had been in effect previously. On June 6, 2014, the Board approved certain changes to the 2012 Program. Under the modified 2012 Program, in which only non-employee Directors may participate, a new eligible Director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of our common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant.

At the beginning of each fiscal year, each existing Director eligible to participate in the 2012 Program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the Common Stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, under the 2012 Program eligible Directors will receive an annual Board retainer fee of $30,000. The modified 2012 Program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and Lead independent director - $15,000.

All of the foregoing actions - the changes in base salaries, the option grants and the changes to the Directors Compensation Program discussed herein - were approved and recommended by the Company’s Compensation Committee prior to approval by the Board.

Convertible Notes Payable – See Note 16 below.